Provisions - Schedule of actuarial assumptions used to calculate defined benefit obligations, United Kingdom (Details) - United Kingdom	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Annual discount rate	5.58%	5.54%	4.63%
Cumulative annual CPI growth	2.90%	3.11%	3.02%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual social security pension increase rate	2.78%	3.04%	2.96%